SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) - Ms. Xiaodan Liu [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Relationship with the company	CEO and Board Chair of Elong Power	CEO and Board Chair of Elong Power
Amounts due from related parties	$ 69,797	$ 68,500